FEDERATED EQUITY FUNDS

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

November 29, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:  Federated Equity Funds (the “Trust”)

Federated Clover Small Value Fund

   Class A Shares

   Class C Shares

   Class R Shares

   Institutional Shares
   Class R6 Shares

   Class T Shares

Federated Prudent Bear Fund

   Class A Shares

   Class C Shares

   Institutional Shares

   Class T Shares

(the “Funds”)

1933 Act File No. 2-91090

1940 Act File No. 811-4017

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated November 30, 2017, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 199 on November 28, 2017.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary